Equity (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 40,981	$ 37,358	$ 35,306
Allocation of income
Deliberated dividends and interest on capital of Vale's shareholders	(4,360)	(4,181)	(7,886)
Translation adjustment	(8,448)	2,509	(3,508)
Ending balance, value	34,528	40,981	37,358
Legal Reserve 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,194	2,964	2,523
Allocation of income			276
Translation adjustment	(696)	230	165
Ending balance, value	2,498	3,194	2,964
Tax Incentive Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	5,690	4,416	3,083
Allocation of income	392	891	1,157
Transfers of reserves			3
Translation adjustment	(1,308)	383	173
Ending balance, value	4,774	5,690	4,416
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,773	9,349	6,898
Allocation of income	2,182	984	8,821
Treasury shares cancellation		(4,164)	(6,616)
Transfers of reserves			(3)
Translation adjustment	(2,162)	604	249
Ending balance, value	6,793	6,773	9,349
Retained Earnings Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,856	3,578
Allocation of income			3,711
Translation adjustment	(841)	278	(133)
Ending balance, value	3,015	3,856	3,578
Additional Remuneration Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	2,364	437	3,198
Allocation of income	1,596	2,364	437
Deliberated dividends and interest on capital of Vale's shareholders	(2,364)	(437)	(3,500)
Translation adjustment			302
Ending balance, value	1,596	2,364	437
Profit reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	21,877	20,744	15,702
Allocation of income	4,170	4,239	14,402
Deliberated dividends and interest on capital of Vale's shareholders	(2,364)	(437)	(3,500)
Treasury shares cancellation	(5,007)	(4,164)	(6,616)
Translation adjustment	(5,007)	1,495	756
Ending balance, value	$ 18,676	$ 21,877	$ 20,744